Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Value Factor ETF	Mar. 01, 2024
Fidelity International Value Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	20.26%
Since Inception	3.17%	[1]
Fidelity International Value Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.31%
Since Inception	2.50%	[1]
Fidelity International Value Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.81%
Since Inception	2.51%	[1]
IXYCJ
Average Annual Return:
Past 1 year	20.85%
Since Inception	3.72%	[1]
MC040
Average Annual Return:
Past 1 year	18.21%
Since Inception	3.83%	[1]

[1]	AFrom January 16, 2018.